Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   August 1, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: DWS Alternative Asset Allocation Plus Fund, DWS Disciplined Long/Short Growth Fund and DWS Disciplined Long/Short Value Fund (the "Funds"), series of DWS Equity Trust (the "Trust") (Reg. Nos. 333-43815, 811-08599)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from those contained in the most recent Amendment that was filed electronically on July 29, 2008.


         Please direct any comments or questions on this filing to the undersigned at 617-295-2565.


                                   Very truly yours,


                                   /a/Caroline Pearson
                                   Caroline Pearson, Esq.
                                   Managing Director
                                   Deutsche Investment Management Americas Inc.

cc:      Jose Del Real, Vedder Price, P.C.